STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in capital [Member]	Treasury Stock (at cost) [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total Comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 8,988	$ 711	$ 156,500	$ (9,885)	$ (124)	$ (138,214)
Balance, shares at Dec. 31, 2008		2,475,223		89,850
Exercise of employee options & issuance of Restricted Stock Units (RSU's)	1	1
Exercise of employee options & issuance of Restricted Stock Units (RSU's), shares		5,000
Employee stock-based compensation	483		483
Exercise of warrants (Note 8)	756	47	709
Exercise of warrants (Note 8), shares		183,500
Other comprehensive income:
Unrealized gain on marketable securities	124				124		124
Net income (loss)	(13,454)					(13,454)	(13,454)
Total comprehensive income (loss)							(13,330)
Balance at Dec. 31, 2009	(3,102)	759	157,692	(9,885)		(151,668)
Balance, shares at Dec. 31, 2009		2,663,723		89,850
Employee stock-based compensation	43		43
Exercise of warrants (Note 8)	407	31	376
Exercise of warrants (Note 8), shares		116,984
Other comprehensive income:
Net income (loss)	6,779					6,779	6,779
Total comprehensive income (loss)							6,779
Balance at Dec. 31, 2010	4,127	790	158,111	(9,885)		(144,889)
Balance, shares at Dec. 31, 2010	2,780,707	2,780,707		89,850
Other comprehensive income:
Net income (loss)	747					747	747
Total comprehensive income (loss)							747
Balance at Dec. 31, 2011	$ 4,874	$ 790	$ 158,111	$ (9,885)		$ (144,142)
Balance, shares at Dec. 31, 2011	2,780,707	2,780,707		89,850